UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-06628

The Yacktman Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgeport Parkway
Building One, Suite 320
Austin, TX 78730
(Address of principal executive offices) (Zip code)

Donald A. Yacktman
c/o Yacktman Asset Management Co.
6300 Bridgeport Parkway
Building One, Suite 320
Austin, TX 78730
(Name and address of agent for service)

512-767-6700
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2007

Item 1. Schedule of Investments.

The Yacktman Fund
Schedule of Investments
March 31, 2007
(Unaudited)
	Shares	Value
COMMON STOCKS - 75.82%
Banks - 1.35%
U.S. Bancorp	150,000	$5,245,500
Beverages - 17.57%
Anheuser-Busch Cos., Inc. (b)	110,000	5,550,600
Coca-Cola Co.	820,000	39,360,000
PepsiCo, Inc. (b)	370,000	23,517,200
		68,427,800
Commercial Services & Supplies - 0.97%
H&R Block, Inc. (b)	180,000	3,787,200
Diversified Financials - 6.77%
AmeriCredit Corp. (a) (b)	700,000	16,002,000
Federal Home Loan Mortgage Corp. (b)	110,000	6,543,900
Federal National Mortgage Association (b)	70,000	3,820,600
		26,366,500
Food Products - 9.53%
Kraft Foods, Inc. (b)	300,000	9,498,000
Lancaster Colony Corp. (b)	442,058	19,534,543
Wm. Wrigley Jr. Co. (b)	159,000	8,097,870
		37,130,413
Household Durables - 0.73%
Furniture Brands International, Inc. (b)	180,000	2,840,400
Household Products - 6.20%
Clorox Co. (b)	110,000	7,005,900
Colgate-Palmolive Co.	75,000	5,009,250
Henkel Ltd. Partnership - ADR	57,879	7,743,087
Unilever NV - ADR (b)	150,000	4,383,000
		24,141,237
Industrial Conglomerates - 2.84%
Tyco International Ltd.	350,000	11,042,500
Insurance - 3.76%
American International Group, Inc. (b)	90,000	6,049,800
Marsh & McLennan Cos., Inc.	80,000	2,343,200
MBIA, Inc. (b)	40,000	2,619,600
MGIC Investment Corp. (b)	30,000	1,767,600
Quanta Capital Holdings Ltd. (a)	900,000	1,881,000
		14,661,200
Internet Retail - 1.27%
eBay, Inc. (a) (b)	149,000	4,939,350
IT Services - 1.11%
First Data Corp.	160,000	4,304,000
Media - 8.33%
Interpublic Group of Cos., Inc. (a) (b)	481,155	5,923,018
Liberty Media Holding Corp., Capital Series A (a)	57,000	6,303,630
Liberty Media Holding Corp., Interactive Series A (a) (b)	572,486	13,636,617
Viacom, Inc., Class B (a)	160,000	6,577,600
		32,440,865
Pharmaceuticals - 6.13%
Bristol-Myers Squibb Co.	150,000	4,164,000
Johnson & Johnson (b)	130,000	7,833,800
Pfizer, Inc.	470,000	11,872,200
		23,870,000
Software - 5.85%
Microsoft Corp. (b)	818,000	22,797,660
Specialty Retail - 2.28%
Home Depot, Inc. (b)	50,000	1,837,000
Wal-Mart Stores, Inc.	150,000	7,042,500
		8,879,500
Tobacco - 1.13%
Altria Group, Inc.	50,000	4,390,500
TOTAL COMMON STOCKS (Cost $216,553,804)		295,264,625
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 54.51%
Commercial Paper - 23.66%
American Express
5.120%, 04/04/2007	$18,470,000	18,462,119
General Electric
5.120%, 04/04/2007	18,470,000	18,462,119
Intesa Funding LLC
5.220%, 04/02/2007	18,385,000	18,382,360
Prudential
5.140%, 04/04/2007	18,470,000	18,462,089
Rabobank USA
5.220%, 04/02/2007	18,385,000	18,382,360
		92,151,047
Demand Notes - 0.62%
US Bancorp
5.070%	2,415,117	2,415,117
Other Short-Term Investments - 30.23%
Securities Lending Investment Account		117,721,780
TOTAL SHORT TERM INVESTMENTS (Cost $212,287,944)		212,287,944
Total Investments (Cost $428,841,749) - 130.33%		507,552,569
Liabilities in Excess of Other Assets - (0.10)%		(381,453)
Less Liabilities for Collateral on Securities Loaned - (30.23)%		(117,721,780)
TOTAL NET ASSETS - 100.00%		$389,449,336

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	All or a portion of the security has been committed for securities lending.

	The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

	Cost of investments	$428,841,749
	Gross unrealized appreciation	79,986,592
	Gross unrealized depreciation	(1,275,772)
	Net unrealized appreciation	$78,710,820

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

The Yacktman Focused Fund
Schedule of Investments
March 31, 2007
(Unaudited)
	Shares	Value
COMMON STOCKS - 76.02%
Beverages - 20.57%
Coca-Cola Co.	225,000	$10,800,000
PepsiCo, Inc. (b)	90,000	5,720,400
		16,520,400
Diversified Financials - 9.14%
AmeriCredit Corp. (a) (b)	225,000	5,143,500
Federal Home Loan Mortgage Corp. (b)	37,000	2,201,130
		7,344,630
Food Products - 10.80%
Kraft Foods, Inc.	70,000	2,216,200
Lancaster Colony Corp. (b)	100,000	4,419,000
Wm. Wrigley Jr. Co. (b)	40,000	2,037,200
		8,672,400
Household Durables - 0.69%
Furniture Brands International, Inc. (b)	35,000	552,300
Household Products - 6.37%
Clorox Co. (b)	30,000	1,910,700
Colgate-Palmolive Co.	20,000	1,335,800
Henkel Ltd Partnership - ADR	14,000	1,872,929
		5,119,429
Industrial Conglomerates - 2.75%
Tyco International Ltd.	70,000	2,208,500
Insurance - 2.10%
American International Group, Inc.	18,000	1,209,960
Quanta Capital Hldgs Ltd (a)	227,500	475,475
		1,685,435
Internet Retail - 2.06%
eBay, Inc. (a) (b)	50,000	1,657,500
IT Services - 2.68%
First Data Corp.	80,000	2,152,000
Media - 4.64%
Liberty Media Holding Corp., Capital Series A (a)	10,000	1,105,900
Liberty Media Holding Corp., Interactive Series A (a) (b)	110,000	2,620,200
		3,726,100
Pharmaceuticals - 4.71%
Johnson & Johnson (b)	25,000	1,506,500
Pfizer, Inc.	90,000	2,273,400
		3,779,900
Software - 6.59%
Microsoft Corp.	190,000	5,295,300
Specialty Retail - 2.92%
Home Depot, Inc. (b)	19,000	698,060
Wal-Mart Stores, Inc.	35,000	1,643,250
		2,341,310
TOTAL COMMON STOCKS (Cost $47,385,986)		61,055,204
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 50.48%
Commercial Paper - 22.78%
American Express
5.120%, 04/04/2007	$3,672,000	3,670,434
General Electric
5.120%, 04/04/2007	3,672,000	3,670,433
Intesa Funding LLC
5.220%, 04/02/2007	3,642,000	3,641,477
Prudential
5.140%, 04/04/2007	3,672,000	3,670,427
Rabobank USA
5.220%, 04/02/2007	3,642,000	3,641,477
		18,294,248
Demand Notes - 1.50%
US Bancorp
5.070%	1,207,347	1,207,347
Other Short-Term Investments - 26.20%
Securities Lending Investment Account		21,041,753
TOTAL SHORT TERM INVESTMENTS (Cost $40,543,348)		40,543,348
Total Investments (Cost $87,929,334) - 126.50%		101,598,552
Liabilities in Excess of Other Assets - (0.30)%		(242,355)
Less Liabilities for Collateral on Securities Loaned - (26.20)%		(21,041,753)
TOTAL NET ASSETS - 100.00%		$80,314,444

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	All or a portion of the security has been committed for securities lending.

	The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

	Cost of investments	$87,929,334
	Gross unrealized appreciation	13,796,232
	Gross unrealized depreciation	(127,014)
	Net unrealized appreciation	13,669,218

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

The Yacktman Focused Fund
Schedule of Options Written
March 31, 2007
(Unaudited)
	Contracts	Value
CALL OPTIONS
AmeriCredit Corp.
Expiration: May, 2007, Exercise Price: $22.50	412	$80,340
eBay, Inc.
Expiration: April, 2007, Exercise Price: $32.50	300	48,000
Kraft Foods, Inc.
Expiration: September, 2007, Exercise Price: $30.00	700	208,250
Liberty Media Holding Corp.
Expiration: July, 2007, Exercise Price: $25.00	29	2,900
		339,490
Total Options Written (Premiums received $328,624)		$339,490

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Yacktman Funds, Inc.

By (Signature and Title)        /s/ Donald A. Yacktman
Donald A. Yacktman, President

Date                5/21/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Donald A. Yacktman
Donald A. Yacktman, President

Date                     5/21/07

By (Signature and Title)*         /s/ Donald A. Yacktman
Donald A. Yacktman, Treasurer

Date              5/21/07

* Print the name and title of each signing officer under his or her signature.